Long-Term Debt (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR
Debt Instrument [Line Items]
Subordinated debt	$ 2,912.2	174,730.5	171,867.5
Others	3,674.6	220,478.1	123,352.2
Total	$ 6,586.8	395,208.6	295,219.7